FINANCIAL RISK MANAGEMENT - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gold
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	$ 19.0	$ 37.6
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Copper
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	20.7	6.5
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Fuels and electricity
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	7.0	$ 5.5
Impact on other comprehensive income due to 10 % change in price	$ 0.0